Annual Total Returns [BarChart] - Nuveen Kansas Municipal Bond Fund - Class A	Sep. 30, 2020
Bar Chart Table:
Annual Return 2010	1.93%
Annual Return 2011	11.26%
Annual Return 2012	8.14%
Annual Return 2013	(5.02%)
Annual Return 2014	11.51%
Annual Return 2015	3.62%
Annual Return 2016	(0.49%)
Annual Return 2017	4.63%
Annual Return 2018	1.66%
Annual Return 2019	5.28%